Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
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Trade and Other Receivables

Note 14: Trade and Other Receivables

Trade and other receivables consist of the following:

	December 31,
(millions of U.S. dollars)	2025	2024
Trade receivables	1,165	1,113
Less: Allowance for expected credit losses	(23)	(23)
Less: Allowance for sales adjustments	(31)	(32)
Net trade receivables	1,111	1,058
Other receivables	32	29
Trade and other receivables	1,143	1,087

The aging of trade receivables at each reporting date are as follows:

	December 31,
(millions of U.S. dollars)	2025	2024
Current - 30 days	1,024	976
Past due 31-60 days	36	32
Past due 61-90 days	31	34
Past due 91-180 days	32	33
Past due >180 days	42	38
Balance as of December 31	1,165	1,113

Allowance for expected credit losses

The change in the allowance for expected credit losses are as follows:

	December 31,
(millions of U.S. dollars)	2025	2024
Balance at beginning of year	23	21
Bad debt expense	34	45
Write-offs	(39)	(48)
Acquisitions	-	3
Disposals of businesses	-	(1)
Translation and other, net	5	3
Balance at end of year	23	23

Trade and other receivables are written off when there is no reasonable expectation of recovery, such as the bankruptcy of the debtor. The potential for such losses is mitigated because the Company has a broad and diversified customer base, combined with active monitoring and credit policies to mitigate the risk of loss including aging analyses, automated dunning, and cancellation of services. There is also no significant exposure to any single customer.